Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance Costs [Abstract]
Notes payable		$ 61,644
Overdraft		5,907
Lease liabilities	17,777	7,702	4,241
Total finance costs	$ 17,777	$ 75,253	$ 4,241